Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 346,539		¥ 444,933	¥ 549,979	$ 50,243	$ 64,509	¥ 694,910
Accounts receivable, net	189,665		175,165		27,499
Prepayments and other current assets	46,537		53,466		6,747
Property and equipment, net	12,578		12,617		1,824
Intangible assets, net	18,339		21,675		2,659
Restricted time deposits-non-current	9,180		8,973
Other non-current assets	10,758		33,873		1,560
Total assets	962,262		1,069,922		139,515
Accounts payable	96,729		103,782		14,024
Advances from customers	46,920		47,221		6,803
Amount due to related party other than the subsidiaries of the Group	13,534		29,270		1,962
Accrued expenses and other current liabilities	88,871		152,521		12,885
Deferred tax liabilities	3,644		4,549		528
Other non-current liabilities	13,096		13,604		1,900
Total liabilities	525,937		547,470		76,254
Revenues:
Total revenues	989,675	$ 143,489	805,047	585,762
Others	20,578	2,984	58,020	11,238
Loss before income tax	(135,169)	(19,597)	(204,676)	(313,429)
Income tax (expenses)/benefits	918	133	582	1,283
Net loss	(124,307)	(18,022)	(199,785)	(304,147)
Revenues are eliminated through the consolidation	989,675	143,489	805,047	585,762
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(154,595)	(22,416)	(294,588)	(107,498)
Net cash provided by investing activities	(39,926)	(5,789)	36,509	(91,265)
Net cash provided by financing activities	63,069	9,144	23,380	98,597
Net decrease in cash and cash equivalents and restricted cash	(98,187)	(14,236)	(245,279)	(134,197)
Cash and cash equivalents and restricted cash at beginning of the year	453,906	65,810	699,185	833,382
Cash and cash equivalents and restricted cash at end of the year	355,719	51,574	453,906	699,185
Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Cash and cash equivalents	33,541		16,439		4,863
Accounts receivable, net	44,411		42,006		6,439
Amount due from the subsidiaries of the Group	6,895				1,000
Amount due from related party other than the subsidiaries of the Group	27,703		29,500		4,017
Prepayments and other current assets	11,388		7,148		1,651
Property and equipment, net	10,028		10,143		1,454
Intangible assets, net	13,785		14,937		1,999
Restricted time deposits-non-current	5,000		5,000		725
Other non-current assets	3,962		33		573
Total assets	156,713		125,206		22,721
Accounts payable	19,436		29,858		2,818
Advances from customers	1,565		1,670		227
Tax payable	8,470		13,606		1,228
Amounts due to the subsidiaries of the Group	130,796		13,652		18,964
Amount due to related party other than the subsidiaries of the Group	706		2,347		102
Accrued expenses and other current liabilities	6,144		65,464		891
Deferred tax liabilities	3,429		3,715		497
Other non-current liabilities	780				113
Total liabilities	171,326		130,312		$ 24,840
Revenues:
Total revenues	445,518	64,594	412,155	285,591
Total Costs and expenses	(477,060)	(69,167)	(476,237)	(360,383)
Others	5,172	750	1,303	1,647
Loss before income tax	(26,370)	(3,823)	(62,779)	(73,145)
Income tax (expenses)/benefits	286	41	285	884
Net loss	(26,084)	(3,782)	(62,494)	(72,261)
Revenues are eliminated through the consolidation	445,518	64,594	412,155	285,591
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	17,576	2,549	(25,901)	10,221
Net cash provided by investing activities	(474)	(69)	10,544	3,464
Net cash provided by financing activities			1,000	9,600
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	(474)	(69)
Net decrease in cash and cash equivalents and restricted cash	17,102	2,480	(14,357)	23,285
Cash and cash equivalents and restricted cash at beginning of the year	16,439	2,383	30,796	7,511
Cash and cash equivalents and restricted cash at end of the year	33,541	4,863	16,439	30,796
Consolidated variable interest entity ("VIE") | Third Party
Revenues:
Total revenues	182,582	26,472	145,538	54,782
Total Costs and expenses	(448,782)	(65,067)	(442,995)	(326,883)
Revenues are eliminated through the consolidation	182,582	26,472	145,538	54,782
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(425,389)	(61,675)	(456,230)	(398,659)
Net cash provided by investing activities			10,544	3,464
Consolidated variable interest entity ("VIE") | Elimination
Revenues:
Total revenues	262,936	38,122	266,617	230,809
Total Costs and expenses	(28,278)	(4,100)	(33,242)	(33,500)
Revenues are eliminated through the consolidation	262,936	38,122	266,617	230,809
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	¥ 442,965	$ 64,224	430,329	408,880
Net cash provided by financing activities			¥ 1,000	¥ 9,600